Dividends paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total dividend paid	$ 199,855	$ 388,461
Final cash dividend declared (in $ per share)	$ 0.57
Final cash dividend declared	$ 86,500
Dividend for year, including proposed dividend, per share	$ 1.47
Dividend for year, including proposed dividend	$ 222,700
Final
Final dividend paid in respect of prior years	$ 63,646	$ 118,387
Dividends paid (in $ per share)	$ 0.42	$ 0.9
Quarter 1
Interim dividend paid	$ 42,376	$ 131,752
Dividends paid (in $ per share)	$ 0.28	$ 1
Quarter 2
Interim dividend paid	$ 33,295	$ 76,709
Dividends paid (in $ per share)	$ 0.22	$ 0.58
Quarter 3
Interim dividend paid	$ 60,538	$ 61,613
Dividends paid (in $ per share)	$ 0.4	$ 0.42